Supplemental information on oil and gas producing activities (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration for and evaluation of mineral resources [Abstract]
Acquisition of Proved properties	[1]	$ 591,875	$ 0	$ 0
Acquisition of unproved properties	[2]	164,180	0	357,772
Exploration costs		1,095,588	852,097	1,012,264
Development costs		3,599,385	2,190,426	8,018,131
Total costs incurred		$ 5,451,028	$ 3,042,523	$ 9,388,167

[1]	On December 11, 2017, Ecopetrol América Inc. acquired the 11.6% interest in the K2 oil field in the Gulf of Mexico from MCX; increasing its share from 9.2% to 20.8%.
[2]	Corresponds mainly to investments made by Ecopetrol América Inc in offshore exploration projects of the Warrior and Rydberg wells. For 2015, relates to drilling for the Leon 2 exploratory project, operated by Repsol as well as acquisition of the lease sales 235 and 246 (unproven lands).